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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



            Report for the Calendar Year or Quarter Ended 6/30/01

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding
                                       entries.

Levy, Harkins & Co., Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

570 Lexington Avenue, New York  NY  10022
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-06421

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Lucia Mazzullo                 Office Manager                    (212) 888-3030
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                            /s/ Lucia Mazzullo
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                      570 Lexington, NYC  10021  7/25/01
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       -0-

Form 13F Information Table Entry Total:   24

Form 13F Information Table Value Total: $130,255
                                        (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1. 28-                                  6.
   ------------- ---------------------     ------------- ---------------------
2.                                      7.
   ------------- ---------------------     ------------- ---------------------
3.                                      8.
   ------------- ---------------------     ------------- ---------------------
4.                                      9.
   ------------- ---------------------     ------------- ---------------------
5.                                      10.
   ------------- ---------------------     ------------- ---------------------

                                    FORM 13F

                                INFORMATION TABLE


------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                    ITEM 2         ITEM 3       ITEM 4     ITEM 5         ITEM 6              ITEM 7         ITEM 8
                                                        FAIR               INVESTMENT DISCRETION               VOTING AUTHORITY
                          TITLE                       MARKET   SHARES OR                  SHARED
NAME OF ISSUER             OF             CUSIP        VALUE   PRINCIPAL   SOLE   SHARED   OTHER     MANA-    SOLE   SHARED  NONE
                          CLASS          NUMBER      (x$1000)     AMOUNT   (A)     (B)      (C)      GERS     (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
American Express           COM           025816 10 9    5,579   143,809     Sole                     None             None
American Int.l Group       COM           026874 10 7    5,665    65,873     Sole                     None             None
Asia Satellite Telecom.    Sponsored ADR 04516X 10 6    1,927   107,385     Sole                     None             None
Berkshire Hathaway         CL B          084670 20 7   14,112    6,136      Sole                     None             None
Bear, Stearns & Co.        COM           073902 10 8    7,749   131,416     Sole                     None             None
Cabot Corporation          COM           127055 10 1    6,362   176,640     Sole                     None             None
Comerica                   COM           200340 10 7   10,263   178,185     Sole                     None             None
Countrywide Credit         COM           222372 10 4    6,040   131,665     Sole                     None             None
Echostar Comm.             CL A          278762 10 9   22,203   684,857     Sole                     None             None
Ethan Allen Interiors      COM           297602 10 4    6,506   200,187     Sole                     None             None
Felcor Lodging Trust       COM           31430F 10 1     632     27,050     Sole                     None             None
Fidelity National Fin.     COM           316326 10 7    3,869   157,490     Sole                     None             None
First Industrial Realty    COM           32054K 10 3     476     14,840     Sole                     None             None
Gannett Incorporated       COM           364730 10 1    5,790    87,870     Sole                     None             None
Mack Cali Realty Corp.     COM           554489 10 4    5,474   192,230     Sole                     None             None
McDonalds Corporation      COM           580135 10 1    4,626   170,965     Sole                     None             None
Moody's Corporation        COM           615369 10 5    5,543   165,465     Sole                     None             None
Official Payments Corp.    COM           676235 10 4     434     84,300     Sole                     None             None
Parametric Tech. Corp.     COM           699173 10 0    1,509   107,925     Sole                     None             None
Qualcomm Inc.              COM           747525 10 3    8,668   148,232     Sole                     None             None
RFS Hotel Investments      COM           74955J 10 8    1,209    76,590     Sole                     None             None
Scotts CO                  CL A          810186 10 6    4,016    96,910     Sole                     None             None
Storage USA Inc.           COM           861907 10 3    1,452    40,355     Sole                     None             None
Traffix, Inc.              COM           892721 10 1     151     45,300     Sole                     None             None